Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement
4. Fair Value Measurement
The following table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of September 30, 2023 and December 31, 2022:

	Fair Value Measurements as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds	$104,541	$—	$—	$104,541

	$104,541	$—	$—	$104,541

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds	$91,095	$—	$—	$91,095

	$91,095	$—	$—	$91,095

The fair value of cash equivalents was determined through quoted prices by third-party pricing services.
During the nine months ended September 30, 2023, there were no transfers between levels.

4. Fair Value of Financial Assets and Liabilities
The
following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2022 and 2021:

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$91,095	$—	$—	$91,095

	$91,095	$—	$—	$91,095

	Fair Value Measurements as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents—money market funds	$189,332	$—	$—	$189,332

	$189,332	$—	$—	$189,332

During the years ended December 31, 2022 and 2021, there were no transfers between levels.